UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                    Washington, D.C.  20549

                          FORM 13F

                    FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2006

Check here if Amendment [  ]; Amendment Number:  ____
  This Amendment (Check only one.):	[  ] is a restatement.
					[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:           AMERICAP ADVISERS, LLC
Address:        228 East 45th Street,  Suite 1802
		New York, NY 10017


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Nadia Albert Gayed
Title:  Chairman & Chief Executive Officer
Phone:  (212) 375-6270

Signature, Place, and Date of Signing:

             Nadia Albert Gayed      New York, NY        08/09/2006


Report Type (Check only one.):

[ X]    13F HOLDINGS REPORT.

[  ]    13F NOTICE.

[  ]    13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:

NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                        FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           59

Form 13F Information Table Value Total: $         232,527



List of Other Included Managers:

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M Co.                         COM              88579Y101     1082    13400 SH       SOLE                    13400
ABBOTT LABS                    COM              002824100     1435    32900 SH       SOLE                    32900
ALCOA INC.                     COM              013817101     9168   283300 SH       SOLE                   280100              3200
AMAZON COM INC                 COM              023135106     5044   130400 SH       SOLE                   130400
ANHEUSER BUSCH COS INC         COM              035229103     4969   109000 SH       SOLE                   109000
APPLIED MATERIALS INC          COM              038222105     9758   599400 SH       SOLE                   598400              1000
ARCHER DANIELS MIDLAND         COM              039483102     2543    61600 SH       SOLE                    61600
AVON PRODUCTS                  COM              054303102     2083    67200 SH       SOLE                    67200
BARRICK GOLD CORP              COM              067901108     4961   167600 SH       SOLE                   165500              2100
BAXTER INTL.                   COM              071813109     7260   197500 SH       SOLE                   197500
BRISTOL MYERS- SQUIBB          COM              110122108     8614   333100 SH       SOLE                   333100
CAMBIOR INC                    COM              13201l103      160    59600 SH       SOLE                                      59600
CAMPBELL SOUP CO               COM              134429109     1162    31300 SH       SOLE                    31300
CBS CORP - CLASS B             COM              124857202     7793   288100 SH       SOLE                   288100
CISCO SYSTEMS                  COM              17275R102     2209   113100 SH       SOLE                   113100
COCA COLA CO COM               COM              191216100     4057    94300 SH       SOLE                    94300
CYPRESS SEMICONDUCTOR Corp     COM              232806109     3415   234900 SH       SOLE                   228900              6000
DELL COMPUTER CORP.            COM              24702R101     8625   352600 SH       SOLE                   352600
DISNEY WALT CO DEL             COM              254687106     2307    76900 SH       SOLE                    76900
DOW CHEMICAL                   COM              260543103     1979    50700 SH       SOLE                    50700
DU PONT E I DE NEMOURS         COM              263534109     3536    85000 SH       SOLE                    85000
ELI LILLY & CO COM             COM              532457108     2786    50400 SH       SOLE                    50400
EMC CORP                       COM              268648102     9674   881900 SH       SOLE                   870900             11000
EMDEON CORP                    COM              290849108     6028   485737 SH       SOLE                   475737             10000
EUROZINC MINING CORP           COM              298804105       94    39000 SH       SOLE                                      39000
FORD MOTOR COMPANY             COM              345370860      139    20000 SH       SOLE                                      20000
FREEPORT MCMORAN COPPER        COM              35671D857     3042    54900 SH       SOLE                    54900
FUELCELL ENERGY INC            COM              35952H106      134    14000 SH       SOLE                                      14000
GENERAL ELECTRIC CORP.         COM              369604103     4614   140000 SH       SOLE                   140000
GOLDEN STAR RESOURCES LTD      COM              38119T104      139    47000 SH       SOLE                                      47000
HECLA MINING CO.               COM              422704106      105    20000 SH       SOLE                                      20000
HEINZ H J CO COM               COM              423074103      923    22400 SH       SOLE                    22400
HERSHEY FOODS CORP COM         COM              427866108     1234    22400 SH       SOLE                    22400
INTEL CORP.                    COM              458140100    10889   573100 SH       SOLE                   567100              6000
JOHNSON & JOHNSON              COM              478160104     4015    67000 SH       SOLE                    67000
JUNIPER NETWORKS               COM              48203r104     3611   225800 SH       SOLE                   225800
KIMBERLY CLARK                 COM              494368103     1604    26000 SH       SOLE                    26000
KNIGHT-TRIMARK GROUP INC       COM              499005106     5489   360400 SH       SOLE                   351400              9000
MCDATA CORP                    COM              580031201      135    33000 SH       SOLE                                      33000
MICRON TECHNOLOGY              COM              595112103     2538   168500 SH       SOLE                   168500
MICROSOFT CORP COM             COM              594918104     2961   127100 SH       SOLE                   127100
MORGAN STANLEY                 COM              617446448     4482    70900 SH       SOLE                    70900
MOTOROLA INC COM               COM              620076109     5374   266700 SH       SOLE                   266700
NASDAQ STOCK MARKET Inc        COM              631103108     4192   140200 SH       SOLE                   139200              1000
NEWMONT MINING CORP            COM              651639106     5023    94900 SH       SOLE                    94900
ORACLE SYSTEMS CORP            COM              68389X105     3907   269600 SH       SOLE                   269600
PFIZER INC                     COM              717081103     2298    97900 SH       SOLE                    97900
PROCTER & GAMBLE CO            COM              742718109     2357    42400 SH       SOLE                    42400
REALNETWORKS INC               COM              75605l104     5082   475000 SH       SOLE                   461000             14000
RED HAT INC                    COM              756577102     1657    70800 SH       SOLE                    70800
RITE AID CORP.                 COM              767754104     2689   634200 SH       SOLE                   609200             25000
SCHERING PLOUGH CORP           COM              806605101     9190   482900 SH       SOLE                   477900              5000
STILLWATER MINING CO           COM              86074q102     5573   439500 SH       SOLE                   433600              5900
SYCAMORE NETWORKS              COM              871206108       56    13800 SH       SOLE                                      13800
SYMANTEC                       COM              871503108    10395   668900 SH       SOLE                   663900              5000
SYSCO CORP                     COM              871829107     2989    97800 SH       SOLE                    97800
VERISIGN INC                   COM              92343E102     6091   262900 SH       SOLE                   257900              5000
WAL MART STORES INC            COM              931142103     4528    94000 SH       SOLE                    94000
YAHOO! INC                     COM              984332106     4333   131300 SH       SOLE                   131300